Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Trustees KraneShares Trust:


In planning and performing our audits of the financial statements of KraneShares Trust, comprised of the funds listed in the Appendix (collectively, the Funds), as of and for the year or period ended
March 31, 2022, in accordance with the standards of the Public Company Accounting Oversight Board
(United States), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the companys assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.


Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company
Accounting Oversight Board (United States).
However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of March 31, 2022.

This report is intended solely for the
information and use of management and the Board of Trustees of KraneShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP

Philadelphia, Pennsylvania
May 31, 2022




Appendix

For the year ended March 31, 2022:

KraneShares CICC China Leaders 100 Index ETF
KraneShares CSI China Internet ETF
KraneShares Bosera MSCI China A Connect Index ETF
(formerly KraneShares Bosera MSCI China A Share ETF) KraneShares Bloomberg China Bond Inclusion Index ETF (formerly KraneShares Bloomberg Barclays China Bond Inclusion Index ETF)
KraneShares MSCI All China Index ETF
KraneShares MSCI One Belt One Road Index ETF
KraneShares Emerging Markets Consumer Technology Index ETF KraneShares MSCI China Clean Technology Index ETF KraneShares Electric Vehicles and Future Mobility Index ETF KraneShares MSCI All China Health Care Index ETF
KraneShares Asia Pacific High Income Bond ETF (formerly KraneShares Asia Pacific High Yield Bond ETF)
KraneShares Emerging Markets Healthcare Index ETF KraneShares MSCI Emerging Markets ex China Index ETF KraneShares MSCI China ESG Leaders Index ETF
KraneShares CICC China 5G & Semiconductor Index ETF KraneShares CICC China Consumer Leaders Index ETF KraneShares SSE STAR Market 50 Index ETF
KraneShares Global Carbon Strategy ETF (formerly KraneShares
Global Carbon ETF)
KFA Large Cap Quality Dividend Index ETF
KFA Small Cap Quality Dividend Index ETF
KFA Value Line Dynamic Core Equity Index ETF
KFA Mount Lucas Index Strategy ETF
Quadratic Interest Rate Volatility and Inflation Hedge ETF


For the period from June 8, 2021 through March 31, 2022
KraneShares Hang Seng TECH Index ETF

For the period from June 15, 2021 through March 31, 2022
Krane-UBS China A Share Fund

For the period from September 20, 2021 through March 31, 2022
Quadratic Deflation ETF

For the period from October 4, 2021 through March 31, 2022
KraneShares European Carbon Allowance Strategy ETF (formerly
KraneShares European Carbon Allowance ETF)
KraneShares California Carbon Allowance Strategy ETF (formerly
KraneShares California Carbon Allowance ETF)

For the period from October 5, 2021 through March 31, 2022
KraneShares China Innovation ETF

For the period from March 15, 2022 through March 31, 2022
KraneShares Global Carbon Transformation ETF